INVESTMENTS - Consolidated subsidiaries Generation and Transmission Companies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Plant item km GW MW	Jan. 01, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Oct. 02, 2015 MW	Dec. 11, 2014 MW
Disclosure of associates and joint ventures
Total installed power capacity (in MW) | GW	60.268
Transmission lines (in kilometers) | km	67.528
Length of high voltage transmission lines (in km) | km	186.6
Net Equity | R$	R$ 56,008,948	R$ 45,280,201	R$ 42,752,532	R$ 44,064,927	R$ 41,580,593
Eletrosul
Disclosure of associates and joint ventures
Number of hydroelectric plants | Plant	3
Number of small hydroelectric plants | Plant	2
Number of wind farms | item	6
Total installed power capacity (in MW)	476
Chesf
Disclosure of associates and joint ventures
Number of hydroelectric plants | Plant	12
Number of wind farms | item	2
Total installed power capacity (in MW)	10,323						9,208.5
Number of substation in transmission activity | item	130
Length of high voltage transmission lines (in km) | km	20,585.2
Eletronorte
Disclosure of associates and joint ventures
Number of hydroelectric plants | Plant	4
Number of thermoelectric plants | Plant	3
Total installed power capacity (in MW)	8,993.14
Transmission lines (in kilometers) | km	11,190.20
Number of substation in transmission activity | item	48
Installed power capacity of hydroelectric plants (in MW)	8,860.05
Installed power capacity of thermoelectric plants (in MW)	133.09
Length of high voltage transmission lines in the national interconnected system (in km) | km	11,000
Number of substations in the national interconnected system | item	47
Length of high voltage transmission lines in the isolated system (in km) | km	190.2
Number of substations in the isolated system | item	1
Furnas
Disclosure of associates and joint ventures
Number of hydroelectric plants | Plant	21
Number of thermoelectric plants | Plant	2
Total installed power capacity (in MW)						4,617
Installed power capacity of hydroelectric plants (in MW)	17,729.83
Installed power capacity of thermoelectric plants (in MW)	530.00
Eletronuclear
Disclosure of associates and joint ventures
Normal capacity of power plants	1,990.00
Net Working Capital | R$	R$ (889,658)		(504,766)
Net Equity | R$	R$ 2,302,699		R$ 5,147,539